                         SUPPLEMENT DATED JULY 27, 2007
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
 ADVISORS PREFERRED, ADVISORS SELECT, ADVISORS SIGNATURE, PREFERRED AND SELECT
                                    CLASSES
                               DATED MAY 29, 2007


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH JUNE 30, 2007, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 29, 2007.


PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance is available, sub-advisor composite performance is not displayed.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's Plan Class shares. The date that each class was first offered for sale is shown.


Performance of each share class of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of each class. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.


Performance of each share class of Partners International, Partners MidCap Growth I, Partners MidCap Value, and Preferred Securities Fund is based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of each class. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Institutional Class shares.
FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

Performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations is based on the performance of the Advisors Preferred Class shares for Bond & Mortgage Securities, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend I, Partners MidCap Growth, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, and SmallCap Value Funds. Performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations is based on the performance of the Institutional Class shares for Disciplined LargeCap Blend, International Growth, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners MidCap Value I, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and Ultra Short Bond Funds. Performance results for Inflation Protection, Partners Global Equity, Partners LargeCap Value II and Partners MidCap Growth II Funds are measured from the date the Advisors Signature Class shares were first sold.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


On January 12, 2007, under a Plan of Reorganization, the following funds were merged into newly organized Principal Investors Funds which were organized for the purpose of receiving the assets of the WM Funds at the time of merger:
Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, and Strategic Asset Management Strategic Income Portfolio.


In each of these cases, the performance of the older WM Fund will serve as the historical performance record for the new Principal Investors Fund post-merger.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.
FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                         (THROUGH JUNE 30, 2007)


                                                                       YTD     1 YR     3 YR      5 YR         10 YR
                                                                      -------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                            6.15    18.22    11.56       N/A         N/A
  ADVISORS PREFERRED (12/30/02)                                        6.20    18.36    11.77       N/A         N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                   6.05    18.03    11.40       N/A         N/A
 SELECT (12/30/02)                                                     6.38    18.61    12.00       N/A         N/A
 PREFERRED (12/30/02)                                                  6.36    18.72    12.12       N/A         N/A
Principal Global Investors Diversified Large Cap Equity Composite                                 11.29         N/A
 S&P 500 Index                                                         6.96    20.59    11.67     10.70        7.12
 Morningstar Large Blend Category Average                              7.34    19.50    11.70     10.29        6.96

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                            8.02    16.65    11.15      9.13         N/A
  ADVISORS PREFERRED (12/06/00)                                        8.16    16.97    11.33     10.08/(1)/    N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                   8.04    16.53    11.01     9.76/(1)/     N/A
 SELECT/ /(12/06/00)                                                   8.36    17.21    11.52     9.92/(2)/     N/A
 PREFERRED/ /(12/06/00)                                                8.35    17.32    11.71      9.62         N/A
Columbus Circle Investors Large Cap Growth Composite /(//3)/                            12.56     10.24        8.59
 Russell 1000 Growth Index                                             8.13    19.04     8.70      9.28        4.39
 Morningstar Large Growth Category Average                             8.13    17.17     9.27      8.96        5.47

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                            6.49    19.53    10.66      9.63         N/A
  ADVISORS PREFERRED (12/06/00)                                        6.58    19.71    10.82      9.83         N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                   6.40    19.45    10.47      9.49         N/A
 SELECT (12/06/00)                                                     6.66    19.97    11.05     10.05         N/A
 PREFERRED (12/06/00)                                                  6.73    20.12    11.20     10.14         N/A
Principal Global Investors Large Cap Stock Index Composite                                                     6.76
 S&P 500 Index                                                         6.96    20.59    11.67     10.70        7.12
 Morningstar Large Blend Category Average                              7.34    19.50    11.70     10.29        6.96

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                            4.69    17.94    12.77     10.59         N/A
  ADVISORS PREFERRED (12/06/00)                                        4.78    18.18    12.97     10.71         N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                   4.61    17.78    12.63     10.37         N/A
 SELECT/ /(12/06/00)                                                   4.94    18.39    13.20     10.88         N/A
 PREFERRED (12/06/00)                                                  4.99    18.50    13.36     11.08         N/A
Principal Global Investors Diversified Large Cap Value Equity
Composite                                                                                                      7.91
 Russell 1000 Value Index                                              6.23    21.87    15.93     13.31        9.86
 Morningstar Large Value Category Average                              7.31    20.98    13.65     11.61        8.15
                                                                      -------------------------------------------------
//
/(//1)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                                              ANNUAL TOTAL RETURNS
                                                                                                              (YEAR ENDED DECEMBER
                                                                                                                       31)
                                                                          LIFE
                                                                        OF FUND             2006     2005     2004

                                                                      --------------       ---------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                             14.30               13.22     6.34    12.05
  ADVISORS PREFERRED (12/30/02)                                         14.51               13.45     6.59    12.23
 ADVISORS SIGNATURE CLASS (11/01/04)                                    14.12               13.06     6.25    11.78
 SELECT (12/30/02)                                                      14.73               13.57     6.86    12.41
 PREFERRED (12/30/02)                                                   14.86               13.76     6.97    12.58
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                          14.70               15.79     4.91    10.87
 Morningstar Large Blend Category Average                               14.50               14.12     5.77     9.96

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                             -1.94                9.18    10.79     8.74
  ADVISORS PREFERRED (12/06/00)                                         -1.26/(1)/           9.28    11.09     8.72
 ADVISORS SIGNATURE CLASS (11/01/04)                                    -1.56/(1)/           8.90    10.79     8.44
 SELECT/ /(12/06/00)                                                    -1.35/(2)/           9.46    11.37     8.85
 PREFERRED/ /(12/06/00)                                                 -1.53                9.59    11.54     9.01
Columbus Circle Investors Large Cap Growth Composite /(//3)/
 Russell 1000 Growth Index                                              -0.27                9.07     5.26     6.30
 Morningstar Large Growth Category Average                               0.27                6.93     6.46     7.64

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                              2.40               14.79     3.92     9.80
  ADVISORS PREFERRED (12/06/00)                                          2.57               14.98     4.11     9.93
 ADVISORS SIGNATURE CLASS (11/01/04)                                     2.25               14.68     3.68     9.65
 SELECT (12/06/00)                                                       2.77               15.14     4.41    10.06
 PREFERRED (12/06/00)                                                    2.94               15.32     4.51    10.28
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                           3.78               15.79     4.91    10.87
 Morningstar Large Blend Category Average                                4.16               14.12     5.77     9.96

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                              6.58               19.10     6.05    11.69
  ADVISORS PREFERRED (12/06/00)                                          6.71               19.36     6.16    12.06
 ADVISORS SIGNATURE CLASS (11/01/04)                                     6.39               18.93     5.91    11.72
 SELECT/ /(12/06/00)                                                     6.89               19.59     6.35    12.08
 PREFERRED (12/06/00)                                                    7.07               19.71     6.54    12.14
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                                8.30               22.25     7.05    16.49
 Morningstar Large Value Category Average                                7.06               18.18     5.88    12.91
                                                                      --------------       ---------------------------
//
/(//1)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                        2003          2002      2001      2000     1999
                                                                      -----------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                             27.39
  ADVISORS PREFERRED (12/30/02)                                         27.61
 ADVISORS SIGNATURE CLASS (11/01/04)                                    27.20
 SELECT (12/30/02)                                                      27.85
 PREFERRED (12/30/02)                                                   27.99
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                          28.67        -11.88     -9.11     21.04    28.58
 Morningstar Large Blend Category Average                               26.72        -13.68     -6.97     19.72    21.95

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                             23.83        -28.84    -24.75
  ADVISORS PREFERRED (12/06/00)                                         28.66/(1)/   -28.80    -24.65
 ADVISORS SIGNATURE CLASS (11/01/04)                                    28.26/(1)/   -29.02    -24.88
 SELECT/ /(12/06/00)                                                    26.52/(2)/   -28.61    -24.54
 PREFERRED/ /(12/06/00)                                                 24.24        -28.47    -24.54
Columbus Circle Investors Large Cap Growth Composite /(//3)/
 Russell 1000 Growth Index                                              29.76        -27.88    -20.42    -22.42    33.16
 Morningstar Large Growth Category Average                              28.55        -27.73    -23.63    -14.09    39.72

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)                                             27.20        -22.89    -12.58
  ADVISORS PREFERRED (12/06/00)                                         27.43        -22.67    -12.52
 ADVISORS SIGNATURE CLASS (11/01/04)                                    27.03        -22.91    -12.80
 SELECT (12/06/00)                                                      27.82        -22.61    -12.27
 PREFERRED (12/06/00)                                                   27.69        -22.18    -12.16
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                          28.67        -22.11    -11.88     -9.11    21.04
 Morningstar Large Blend Category Average                               26.72        -22.02    -13.68     -6.97    19.72

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                             25.14        -13.56     -7.80
  ADVISORS PREFERRED (12/06/00)                                         24.77        -13.32     -7.73
 ADVISORS SIGNATURE CLASS (11/01/04)                                    24.39        -13.59     -8.02
 SELECT/ /(12/06/00)                                                    25.00        -13.25     -7.55
 PREFERRED (12/06/00)                                                   25.63        -13.14     -7.44
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                               30.03        -15.52     -5.59      7.02     7.35
 Morningstar Large Value Category Average                               28.40        -18.92     -5.37      5.47     6.63
                                                                      -----------------------------------------------------
//
/(//1)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                       1998      1997
                                                                      ------------------
DISCIPLINED LARGECAP BLEND FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/30/02)
 PREFERRED (12/30/02)
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                         33.36     22.96
 Morningstar Large Blend Category Average                              27.43     20.37

LARGECAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Large Cap Growth Composite /(//3)/
 Russell 1000 Growth Index                                             38.71     30.49
 Morningstar Large Growth Category Average                             33.56     25.00

LARGECAP S&P 500 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                         28.58     33.36
 Morningstar Large Blend Category Average                              21.95     27.43

LARGECAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                              15.63     35.18
 Morningstar Large Value Category Average                              13.10     27.01
                                                                      ------------------
//
/(//1)/
 During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
//
/(2)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
/ //(//3)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS                                     ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)                                     (YEAR ENDED DECEMBER 31)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006   2005  2004   2003    2002    2001   2000   1999
                        -------------------------------------------     ---------------------------------------------------------
PARTNERS LARGECAP
BLEND FUND
 ADVISORS SELECT
 (12/06/00)             7.06  20.64  11.08   9.33   N/A    4.69         15.14  4.08   9.41  23.36  -16.96   -7.90
 ADVISORS PREFERRED
 (12/06/00)             7.21  20.83  11.29   9.52   N/A    4.87         15.26  4.24   9.72  23.36  -16.82   -7.57
 ADVISORS SIGNATURE
 CLASS (11/01/04)       6.99  20.49  10.93   9.17   N/A    4.53         15.04  3.91   9.39  22.84  -17.02   -7.95
 SELECT/ /(12/06/00)    7.17  21.06  11.45   9.77   N/A    5.09         15.62  4.41   9.91  24.00  -16.61   -7.58
 PREFERRED (12/06/00)   7.37  21.25  11.60   9.85   N/A    5.16         15.70  4.54   9.95  23.77  -16.52   -7.47
T. Rowe Price U.S.
Structured Research
Strategy/(//1)(//2)/                        11.73   N/A
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    3.78         15.79  4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04
 Morningstar Large
 Blend Category
 Average                7.34  19.50  11.70  10.29  6.96    4.16         14.12  5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72

PARTNERS LARGECAP
BLEND FUND I
 ADVISORS SELECT
 (12/06/00)             6.05  17.48  10.20   9.41   N/A    0.98         12.96  5.37  10.09  26.92  -25.35  -17.44
 ADVISORS PREFERRED
 (12/06/00)             6.13  17.70  10.37   9.61   N/A    1.17         13.08  5.65  10.22  27.31  -25.31  -17.20
 ADVISORS SIGNATURE
 CLASS (11/01/04)       5.97  17.31  10.03   9.27   N/A    0.86         12.76  5.24   9.95  26.92  -25.54  -17.46
 SELECT/ /(12/06/00)    6.23  17.90  10.55   9.77   N/A    1.33         13.29  5.73  10.52  27.38  -25.17  -17.04
 PREFERRED (12/06/00)   6.31  18.10  10.73   9.93   N/A    1.49         13.51  5.85  10.64  27.70  -25.08  -16.94
Goldman Sachs Enhanced
Large Cap Composite
/(//3)/                                     11.78  7.67
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    3.78         15.79  4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04
 Morningstar Large
 Blend Category
 Average                7.34  19.50  11.70  10.29  6.96    4.16         14.12  5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72

                        -------------------------------------------     ---------------------------------------------------------
//
/(//1)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//2)
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
//
/(//3)/ Goldman Sachs began sub-advising the Fund on 12/16/02




                        1998    1997
                        --------------
PARTNERS LARGECAP
BLEND FUND
 ADVISORS SELECT
 (12/06/00)
 ADVISORS PREFERRED
 (12/06/00)
 ADVISORS SIGNATURE
 CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
T. Rowe Price U.S.
Structured Research
Strategy/(//1)(//2)/
 S&P 500 Index          28.58   33.36
 Morningstar Large      21.95   27.43
 Blend Category
 Average

PARTNERS LARGECAP
BLEND FUND I
 ADVISORS SELECT
 (12/06/00)
 ADVISORS PREFERRED
 (12/06/00)
 ADVISORS SIGNATURE
 CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED (12/06/00)
Goldman Sachs Enhanced
Large Cap Composite
/(//3)/
 S&P 500 Index          28.58   33.36
 Morningstar Large      21.95   27.43
 Blend Category
 Average

                        --------------

//
/(//1)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//2)
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
//
/(//3)/ Goldman Sachs began sub-advising the Fund on 12/16/02


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
PARTNERS LARGECAP
GROWTH FUND I
 ADVISORS SELECT
 (12/06/00)             7.17  17.33   8.60   7.13   N/A    -1.21         5.32
 ADVISORS PREFERRED
 (12/06/00)             7.33  17.66   8.83   7.67   N/A    -0.79         5.43
 ADVISORS SIGNATURE
 CLASS (11/01/04)       7.11  17.29   8.45   6.99   N/A    -1.33         5.18
 SELECT/ /(12/06/00)    7.38  17.87   8.97   7.51   N/A    -0.86         5.68
 PREFERRED/
 /(12/06/00)            7.42  18.08   9.15   7.70   N/A    -0.69         5.87
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/(//1)(//2)/                 9.62  11.78   N/A
 Russell 1000 Growth
 Index                  8.13  19.04   8.70   9.28  4.39     3.78         9.07
 Morningstar Large
 Growth Category
 Average                8.13  17.17   9.27   8.96  5.47     0.27         6.93

PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT
 (12/06/00)             7.54  16.95   8.35   7.46   N/A    -1.34         6.88
 ADVISORS PREFERRED
 (12/06/00)             7.70  17.17   8.58   7.62   N/A    -1.16         7.06
 ADVISORS SIGNATURE
 CLASS (11/01/04)       7.55  16.82   8.29   7.36   N/A    -1.44         6.80
 SELECT (12/06/00)      7.72  17.36   8.80   7.83   N/A    -0.97         7.37
 PREFERRED (12/06/00)   7.80  17.52   8.89   7.93   N/A    -0.88         7.45
American Century Large
Cap Growth Equity
Composite                                          5.68
 Russell 1000 Growth
 Index                  8.13  19.04   8.70   9.28  4.39    -0.27         9.07
 Morningstar Large
 Growth Category
 Average                8.13  17.17   9.27   8.96  5.47     0.27         6.93

PARTNERS LARGECAP
VALUE FUND
 ADVISORS SELECT
 (12/06/00)             5.32  21.13  13.21  11.25   N/A     9.27        20.98
 ADVISORS PREFERRED
 (12/06/00)             5.42  21.34  13.41  11.96   N/A     9.83        21.17
 ADVISORS SIGNATURE
 CLASS (11/01/04)       5.29  20.99  13.05  11.09   N/A     9.07        20.85
 SELECT (12/06/00)      5.49  21.57  13.62  11.64   N/A     9.66        21.47
 PREFERRED/
 /(12/06/00)            5.53  21.69  13.77  11.81   N/A     9.81        21.60
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86     8.30        22.25
 Morningstar Large
 Value Category
 Average                7.31  20.98  13.65  11.61  8.15     7.06        18.18

                        -------------------------------------------     -------
/ //(//1)/ T. Rowe Price began sub-advising the Fund on 8/24/04
/ //(//2)
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001    2000   1999   1998    1997
                        -----------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND I
 ADVISORS SELECT        6.91   8.39  23.22  -28.41  -15.07
 (12/06/00)
 ADVISORS PREFERRED     7.14   8.64  23.26  -27.10  -14.86
 (12/06/00)
 ADVISORS SIGNATURE     6.59   8.37  22.92  -28.40  -15.07
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    7.19   8.88  23.54  -28.06  -14.75
 PREFERRED/             7.39   8.97  23.77  -27.87  -14.54
 /(12/06/00)
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/(//1)(//2)/
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58   25.00
 Growth Category
 Average

PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT        3.91   8.66  24.96  -26.52  -18.40
 (12/06/00)
 ADVISORS PREFERRED     4.14   8.76  25.00  -26.33  -18.20
 (12/06/00)
 ADVISORS SIGNATURE     3.80   8.43  24.98  -26.61  -18.61
 CLASS (11/01/04)
 SELECT (12/06/00)      4.23   8.99  25.42  -26.17  -18.18
 PREFERRED (12/06/00)   4.47   8.83  25.71  -26.14  -18.08
American Century Large
Cap Growth Equity
Composite
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56   25.00
 Growth Category
 Average

PARTNERS LARGECAP
VALUE FUND
 ADVISORS SELECT        4.40  12.60  26.46  -14.14    4.96
 (12/06/00)
 ADVISORS PREFERRED     4.67  12.71  26.74  -12.10    5.14
 (12/06/00)
 ADVISORS SIGNATURE     4.23  12.33  26.37  -14.34    4.61
 CLASS (11/01/04)
 SELECT (12/06/00)      4.82  12.94  26.98  -13.96    5.42
 PREFERRED/             5.00  13.10  27.08  -13.61    5.45
 /(12/06/00)
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average

                        -----------------------------------------------------------------
/ //(//1)/ T. Rowe Price began sub-advising the Fund on 8/24/04
/ //(//2)
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT
 (06/01/04)             6.36  20.10  14.27    N/A   N/A    14.72        17.32
 ADVISORS PREFERRED
 (06/01/04)             6.49  20.26  14.47    N/A   N/A    14.96        17.60
 ADVISORS SIGNATURE
 CLASS/ /(11/01/04)     6.26  19.88  14.14    N/A   N/A    14.61        17.30
 SELECT (06/01/04)      6.56  20.45  14.67    N/A   N/A    15.15        17.81
 PREFERRED (06/01/04)   6.62  20.64  14.84    N/A   N/A    15.32        17.91
UBS U.S. Large Cap
Value Equity Composite                      13.18   N/A
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86    16.35        22.25
 Morningstar Large
 Value Category
 Average                7.31  20.98  13.65  11.61  8.15    14.15        18.18

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT
 CLASS/ /(12/29/04)     5.56  20.91    N/A    N/A   N/A    11.04        19.04
 ADVISORS PREFERRED
 CLASS/ /(12/29/04)     5.72  21.30    N/A    N/A   N/A    11.30        19.23
 ADVISORS SIGNATURE
 CLASS/ /(12/29/04)     5.56  20.87    N/A    N/A   N/A    10.93        18.88
 SELECT CLASS/
 /(12/29/04)            5.98  21.72    N/A    N/A   N/A    11.55        19.47
 PREFERRED CLASS
 (12/29/04)             5.80  21.62    N/A    N/A   N/A    11.65        19.57
American Century Large
Cap Value Equity
Composite                            13.39  11.92   N/A
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86    14.09        22.25
 Morningstar Large
 Value Category
 Average                7.31  20.98  13.65  11.61  8.15    12.53        18.18

                        -------------------------------------------     -------
                                           ANNUAL TOTAL RETURNS
                                         (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002   2001   2000  1999  1998    1997
                        -------------------------------------------------------------
PARTNERS LARGECAP
VALUE FUND I
 ADVISORS SELECT        9.05
 (06/01/04)
 ADVISORS PREFERRED     9.24
 (06/01/04)
 ADVISORS SIGNATURE     8.97
 CLASS/ /(11/01/04)
 SELECT (06/01/04)      9.44
 PREFERRED (06/01/04)   9.65
UBS U.S. Large Cap
Value Equity Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52  -5.59  7.02  7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92  -5.37  5.47  6.63  13.10   27.01
 Value Category
 Average

PARTNERS LARGECAP
VALUE FUND II
 ADVISORS SELECT        3.32
 CLASS/ /(12/29/04)
 ADVISORS PREFERRED     3.60
 CLASS/ /(12/29/04)
 ADVISORS SIGNATURE     3.19
 CLASS/ /(12/29/04)
 SELECT CLASS/          3.69
 /(12/29/04)
 PREFERRED CLASS        4.02
 (12/29/04)
American Century Large
Cap Value Equity
Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52  -5.59  7.02  7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92  -5.37  5.47  6.63  13.10   27.01
 Value Category
 Average

                        -------------------------------------------------------------


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                (THROUGH JUNE 30, 2007)

                                                                                                                   LIFE
                                                               YTD     1 YR     3 YR      5 YR         10 YR     OF FUND
                                                             ----------------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                   11.57    23.29    14.78     14.43          N/A     10.36
  ADVISORS PREFERRED (12/06/00)                               11.76    23.67    15.01     14.67          N/A     10.60
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                        11.57    23.11    14.60     14.28          N/A     10.23
 SELECT/ /(12/06/00)                                          11.75    23.61    15.11     15.06/(1)/     N/A     10.92/(1)/
 PREFERRED/ /(12/06/00)                                       11.87    23.85    15.31     14.96          N/A     10.90
Principal Global Investors Mid Cap Equity Composite                                                    10.76
 Russell Midcap Index                                          9.90    20.83    17.16     16.38        11.85     10.38
 Morningstar Mid-Cap Blend Category Average                   10.88    20.47    14.60     14.24        10.71      9.94

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                   12.95    14.12    10.45     11.12          N/A     -3.52
  ADVISORS PREFERRED (12/06/00)                               13.09    14.41    10.66     11.36          N/A     -3.32
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                        12.95    14.14    10.35     11.03          N/A     -3.61
 SELECT/ /(12/06/00)                                          13.25    14.72    10.89     11.51          N/A     -3.16
 PREFERRED/ /(12/06/00)                                       13.44    14.74    10.96     11.71          N/A     -3.04
Columbus Circle Investors Mid Cap Growth Composite/(//2)/                       12.84     13.48        12.67
 Russell Midcap Growth Index                                  10.97    19.73    14.48     15.44         8.65      4.30
 Morningstar Mid-Cap Growth Category Average                  12.33    19.00    13.26     12.61         8.65      4.02

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                   11.53    17.51    14.09     13.02          N/A      9.36
  ADVISORS PREFERRED (12/06/00)                               11.64    17.76    14.27     13.25          N/A      9.56
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                        11.38    17.30    13.88     12.88          N/A      9.20
 SELECT/ /(12/06/00)                                          11.69    17.95    14.49     13.44          N/A      9.75
 PREFERRED/ /(12/06/00)                                       11.74    18.04    14.61     13.57          N/A      9.88
 S&P MidCap 400 Index                                         11.98    18.51    15.15     14.16        13.36     10.08
 Morningstar Mid-Cap Blend Category Average                   10.88    20.47    14.60     14.24        10.71      9.94

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                    7.84    19.76    15.94     13.20          N/A     11.48
  ADVISORS PREFERRED (12/06/00)                                8.02    19.97    16.14     13.31          N/A     11.60
 ADVISORS SIGNATURE CLASS (11/01/04)                           7.80    19.61    15.78     12.96          N/A     11.26
 SELECT/ /(12/06/00)                                           8.09    20.22    16.34     13.29          N/A     11.65
 PREFERRED/ /(12/06/00)                                        8.11    20.37    16.50     13.50          N/A     11.85
Principal Global Investors Mid Cap Value Equity Composite                                               9.54
 Russell Midcap Value Index                                    8.69    22.09    19.32     17.16        13.05     13.85
 Morningstar Mid-Cap Value Category Average                    9.94    21.20    15.31     14.13        10.56     11.97
                                                             ----------------------------------------------------------------

/ //(//1)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
                                                                                              ANNUAL TOTAL RETURNS
                                                                                            (YEAR ENDED DECEMBER 31)


                                                                     2006     2005     2004      2003          2002      2001
                                                                    -------------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)                                          13.30     8.46    16.79     31.03         -9.07     -3.93
  ADVISORS PREFERRED (12/06/00)                                      13.52     8.58    17.21     31.21         -8.91     -3.76
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                               13.04     8.28    16.79     30.81         -9.19     -4.06
 SELECT/ /(12/06/00)                                                 13.60     8.81    17.20     33.02/(1)/    -8.75     -3.67
 PREFERRED/ /(12/06/00)                                              13.81     8.94    17.40     31.62         -8.63     -3.46
Principal Global Investors Mid Cap Equity Composite            -
 Russell Midcap Index                                                15.26    12.65    20.22     40.08        -16.19     -5.63
 Morningstar Mid-Cap Blend Category Average                          13.92     9.21    16.00     36.42        -17.08     -4.96

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)                                           1.33    12.62     9.65     31.65        -40.85    -25.40
  ADVISORS PREFERRED (12/06/00)                                       1.61    12.69     9.96     32.06        -40.79    -25.29
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                1.20    12.54     9.59     31.65        -40.98    -25.53
 SELECT/ /(12/06/00)                                                  1.59    13.09    10.09     32.14        -40.68    -25.16
 PREFERRED/ /(12/06/00)                                               1.73    13.19    10.04     32.54        -40.54    -25.16
Columbus Circle Investors Mid Cap Growth Composite/(//2)/
 Russell Midcap Growth Index                                         10.66    12.10    15.48     42.72        -27.40    -20.16
 Morningstar Mid-Cap Growth Category Average                          9.01     9.70    12.93     36.09        -27.53    -21.28

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)                                           9.36    11.37    15.32     34.19        -15.84     -1.53
  ADVISORS PREFERRED (12/06/00)                                       9.54    11.62    15.51     34.58        -15.71     -1.45
 ADVISORS SIGNATURE CLASS/ /(11/01/04)                                9.18    11.29    15.13     34.17        -15.97     -1.75
 SELECT/ /(12/06/00)                                                  9.82    11.81    15.71     34.56        -15.53     -1.17
 PREFERRED/ /(12/06/00)                                               9.93    11.92    15.89     34.82        -15.44     -1.06
 S&P MidCap 400 Index                                                10.32    12.55    16.47     35.59        -14.53     -0.60
 Morningstar Mid-Cap Blend Category Average                          13.92     9.21    16.00     36.42        -17.08     -4.96

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)                                          15.26    12.15    15.80     27.20         -8.28      2.72
  ADVISORS PREFERRED (12/06/00)                                      15.46    12.28    16.05     27.35         -8.49      2.90
 ADVISORS SIGNATURE CLASS (11/01/04)                                 15.18    11.98    15.64     26.96         -8.77      2.58
 SELECT/ /(12/06/00)                                                 15.66    12.49    16.20     27.60         -9.06      3.09
 PREFERRED/ /(12/06/00)                                              15.85    12.70    16.32     27.65         -8.67      3.30
Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                          20.22    12.65    23.71     38.06         -9.65      2.34
 Morningstar Mid-Cap Value Category Average                          15.89     8.41    17.90     34.38        -12.91      6.40
                                                                    -------------------------------------------------------------

/ //(//1)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                               2000     1999     1998      1997
                                                             -------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Equity Composite
 Russell Midcap Index                                           8.25    18.23    10.10     29.01
 Morningstar Mid-Cap Blend Category Average                     3.37    18.70     6.77     26.45

MIDCAP GROWTH FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Columbus Circle Investors Mid Cap Growth Composite/(//2)/
 Russell Midcap Growth Index                                  -11.74    51.29    17.86     22.54
 Morningstar Mid-Cap Growth Category Average                   -6.90    63.90    17.51     17.05

MIDCAP S&P 400 INDEX FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS/ /(11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
 S&P MidCap 400 Index                                          17.51    14.72    19.11     32.25
 Morningstar Mid-Cap Blend Category Average                     3.37    18.70     6.77     26.45

MIDCAP VALUE FUND
 ADVISORS SELECT (12/06/00)
  ADVISORS PREFERRED (12/06/00)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(12/06/00)
 PREFERRED/ /(12/06/00)
Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                    19.18    -0.11     5.09     34.37
 Morningstar Mid-Cap Value Category Average                    16.82     7.78     3.92     26.04
                                                             -------------------------------------

/ //(//1)/
 During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.
/ //(//2)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        --------------------------------------------     -------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT
 (12/06/00)             13.73  15.93  13.08  13.87    N/A    0.32         5.58
 ADVISORS PREFERRED
 (12/06/00)             13.77  16.15  13.30  14.40    N/A    0.71         5.87
 ADVISORS SIGNATURE
 CLASS (11/01/04)       13.65  15.74  12.94  14.04    N/A    0.39         5.52
 SELECT/ /(12/06/00)    13.92  16.31  13.48  14.28    N/A    0.69         6.00
 PREFERRED/
 /(12/06/00)            13.97  16.45  13.67  14.50    N/A    0.86         6.16
 Turner Midcap Growth
 Composite                                          13.62
 Russell Midcap Growth
 Index                  10.97  19.73  14.48  15.44   8.65    4.30        10.66
 Morningstar Mid-Cap
 Growth Category
 Average                12.33  19.00  13.26  12.61   8.65    4.02         9.01

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)             11.93  18.78  14.04    N/A    N/A   12.75         8.54
 ADVISORS PREFERRED
 (06/01/04)             12.03  18.94  14.28    N/A    N/A   12.97         8.76
 ADVISORS SIGNATURE
 CLASS (11/01/04)       11.92  18.55  13.91    N/A    N/A   12.63         8.34
 SELECT (06/01/04)      12.14  19.23  14.48    N/A    N/A   13.18         8.90
 PREFERRED/
 /(06/01/04)            12.25  19.30  14.65    N/A    N/A   13.36         9.03
Mellon Mid Cap Growth
Composite                                    14.65    N/A
 Russell Midcap Growth
 Index                  10.97  19.73  14.48  15.44   8.65                10.66
 Morningstar Mid-Cap
 Growth Category
 Average                12.33  19.00  13.26  12.61   8.65                 9.01

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS
 (12/29/04)              4.56   8.88    N/A    N/A    N/A   10.10         7.45
 ADVISORS PREFERRED
 CLASS (12/29/04)        4.64   9.03    N/A    N/A    N/A   10.28         7.62
 ADVISORS SIGNATURE
 CLASS (12/29/04)        4.48   8.71    N/A    N/A    N/A    9.96         7.28
 SELECT CLASS
 (12/29/04)              4.81   9.28    N/A    N/A    N/A   10.45         7.78
 PREFERRED CLASS
 (12/29/04)              4.88   9.44    N/A    N/A    N/A   10.63         7.94
Fidelity Mid Cap
Growth Composite                      12.45  13.29    N/A
 Russell Midcap Growth
 Index                  10.97  19.73  14.48  15.44   8.65   13.63        10.66
 Morningstar Mid-Cap
 Growth Category        12.33  19.00  13.26  12.61   8.65   12.71         9.01
 Average
                        --------------------------------------------     -------

                                              ANNUAL TOTAL RETURNS
                                            (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002    2001    2000   1999   1998    1997
                        ------------------------------------------------------------------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT        11.33  11.33  47.93  -32.58  -28.04
 (12/06/00)
 ADVISORS PREFERRED     11.43  11.63  47.97  -31.43  -27.85
 (12/06/00)
 ADVISORS SIGNATURE     11.17  11.14  47.52  -31.65  -28.07
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    11.74  11.73  48.24  -32.19  -27.75
 PREFERRED/             11.88  11.91  48.93  -32.05  -27.75
 /(12/06/00)
 Turner Midcap Growth
 Composite
 Russell Midcap Growth  12.10  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86   22.54
 Index
 Morningstar Mid-Cap     9.70  12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51   17.05
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND I (12/29/03)
 ADVISORS SELECT        12.78  11.04
 (06/01/04)
 ADVISORS PREFERRED     12.94  11.32
 (06/01/04)
 ADVISORS SIGNATURE     12.65  10.97
 CLASS (11/01/04)
 SELECT (06/01/04)      13.20  11.51
 PREFERRED/             13.35  11.77
 /(06/01/04)
Mellon Mid Cap Growth
Composite
 Russell Midcap Growth  12.10  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86   22.54
 Index
 Morningstar Mid-Cap     9.70  12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51   17.05
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND II
 ADVISORS SELECT CLASS  13.34
 (12/29/04)
 ADVISORS PREFERRED     13.54
 CLASS (12/29/04)
 ADVISORS SIGNATURE     13.24
 CLASS (12/29/04)
 SELECT CLASS           13.64
 (12/29/04)
 PREFERRED CLASS        13.84
 (12/29/04)
Fidelity Mid Cap
Growth Composite
 Russell Midcap Growth  12.10  15.48  42.72  -27.40  -20.16  -11.74  51.29  17.86   22.54
 Index
 Morningstar Mid-Cap     9.70  12.93  36.09  -27.53  -21.28   -6.90  63.90  17.51   17.05
 Growth Category
 Average                ------------------------------------------------------------------



FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT
 (12/06/00)             8.07  18.45  14.97  14.33    N/A   11.49        12.77
 ADVISORS PREFERRED
 (12/06/00)             8.18  18.71  15.16  14.84    N/A   11.91        12.97
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      8.03  18.26  14.81  14.19    N/A   11.35        12.61
 SELECT (12/06/00)      8.28  18.85  15.35  14.75    N/A   11.90        13.16
 PREFERRED (12/06/00)   8.36  19.01  15.50  14.88    N/A   12.04        13.29
Neuberger Berman
MidCap Value Composite                             11.18
 Russell Midcap Value
 Index                  8.69  22.09  19.32  17.16  13.05   13.85        20.22
 Morningstar Mid-Cap
 Value Category
 Average                9.94  21.20  15.31  14.13  10.56   11.97        15.89

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT
 (06/01/04)             9.08  20.38  16.79    N/A    N/A   17.25        14.98
 ADVISORS PREFERRED
 (06/01/04)             9.20  20.60  16.98    N/A    N/A   17.44        15.23
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                      9.01  20.21  16.60    N/A    N/A   17.08        14.88
 SELECT (06/01/04)      9.33  20.77  17.17    N/A    N/A   17.63        15.34
 PREFERRED (06/01/04)   9.38  20.95  17.36    N/A    N/A   17.81        15.54
Goldman Sachs Mid
 Value Composite                            15.68  12.90
 Russell Midcap Value
 Index                  8.69  22.09  19.32  17.16  13.05                20.22
 Morningstar Mid-Cap
 Value Category         9.94  21.20  15.31  14.13  10.56                15.89
 Average
                        -------------------------------------------     -------

                                            ANNUAL TOTAL RETURNS
                                          (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002   2001   2000   1999   1998   1997
                        ---------------------------------------------------------------
PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT        10.01  21.73  34.83  -10.54  -2.52
 (12/06/00)
 ADVISORS PREFERRED     10.22  21.88  35.12   -9.19  -2.43
 (12/06/00)
 ADVISORS SIGNATURE      9.88  21.51  34.78  -10.70  -2.64
 CLASS (11/01/04
 )
 SELECT (12/06/00)      10.41  22.10  35.42  -10.21  -2.15
 PREFERRED (12/06/00)   10.55  22.28  35.56  -10.10  -2.04
Neuberger Berman
MidCap Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average

PARTNERS MIDCAP VALUE
FUND I (12/29/03)
 ADVISORS SELECT        11.69  24.82
 (06/01/04)
 ADVISORS PREFERRED     11.85  24.93
 (06/01/04)
 ADVISORS SIGNATURE     11.49  24.59
 CLASS (11/01/04
 )
 SELECT (06/01/04)      12.06  25.15
 PREFERRED (06/01/04)   12.25  25.33
Goldman Sachs Mid
 Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average                ---------------------------------------------------------------



FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                                                              (THROUGH JUNE 30, 2007)


                                                                                        YTD           1 YR   3 YR   5 YR   10 YR
                                                                               ---------------------------------------------------
PARTNERS SMALLCAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                                            10.40          14.11  11.80    N/A    N/A
  ADVISORS PREFERRED (12/30/02)                                                        10.43          14.33  11.98    N/A    N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                                   10.32          13.98  11.64    N/A    N/A
 SELECT (12/30/02)                                                                     10.54          14.48  12.19    N/A    N/A
 PREFERRED (12/30/02)                                                                  10.68          14.67  12.35    N/A    N/A
Mellon SmallCap Blend Composite                                                                                     14.23    N/A
 S&P SmallCap 600 Index                                                                 8.56          16.04  14.47  14.35  11.26
 Morningstar Small Blend Category Average                                               8.55          17.02  14.19  13.86  10.82

PARTNERS SMALLCAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)                                                            11.70          17.44  12.03  10.23    N/A
  ADVISORS PREFERRED (12/06/00)                                                        11.78          17.70  12.24  10.43    N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                                   11.62          17.33  11.90  10.07    N/A
 SELECT/ /(12/06/00)                                                                   11.96          17.95  12.48  10.65    N/A
 PREFERRED (12/06/00)                                                                  12.03          18.08  12.58  10.77    N/A
Alliance Capital Small Cap Growth Composite
/(//1)/                                                                                                             13.60   8.55
 Russell 2000 Growth Index                                                              9.33          16.83  11.76  13.07   5.28
 Morningstar Small Growth Category Average                                             10.49          16.28  11.54  12.08   8.42

PARTNERS SMALLCAP GROWTH FUND II/(4)/
 ADVISORS SELECT (12/06/00)                                                            10.34          12.89  12.04  12.38    N/A
  ADVISORS PREFERRED (12/06/00)                                                        10.34          12.97  12.23  12.78    N/A
 ADVISORS SIGNATURE CLASS (11/01/04)                                                   10.18          12.64  11.92  12.44    N/A
 SELECT (12/06/00)                                                                     10.48          13.21  12.49  12.88    N/A
 PREFERRED/ /(12/06/00)                                                                10.60          13.42  12.58  13.06    N/A
Emerald Diversified Small Cap Growth Composite /(//3)/                                                                      8.14
UBS U.S. Small Capitalization Growth Equity Composite /(//2)/                                                              10.32
 Russell 2000 Growth Index                                                              9.33          16.83  11.76  13.07   5.28
 Morningstar Small Growth Category Average                                             10.49          16.28  11.54  12.08   8.42
                                                                               ---------------------------------------------------

/(//1)/ Alliance Capital began sub-advising the Fund 03/29/03
/(//2)/ UBS began sub-advising the Fund on 04/22/02
/(//3)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
/(//4//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 06/30/06
                                                                                                          ANNUAL TOTAL RETURNS
                                                                                                        (YEAR ENDED DECEMBER 31)

                                                                                LIFE
                                                                               OF FUND       2006   2005  2004   2003    2002
                                                                               ---------     -----------------------------------
PARTNERS SMALLCAP BLEND FUND
 ADVISORS SELECT (12/30/02)                                                     18.48         8.02  3.07  21.52  43.42
  ADVISORS PREFERRED (12/30/02)                                                 18.69         8.30  3.24  21.71  43.72
 ADVISORS SIGNATURE CLASS (11/01/04)                                            18.32         7.91  2.90  21.41  43.16
 SELECT (12/30/02)                                                              18.91         8.44  3.48  21.99  43.91
 PREFERRED (12/30/02)                                                           19.06         8.53  3.60  22.12  44.11
Mellon SmallCap Blend Composite                                                          -
 S&P SmallCap 600 Index                                                         20.22        15.12  7.67  22.64  38.77  -14.63
 Morningstar Small Blend Category Average                                       20.25        15.06  6.62  18.86  42.77  -16.17

PARTNERS SMALLCAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)                                                      1.77         9.56  4.77  13.69  46.43  -40.98
  ADVISORS PREFERRED (12/06/00)                                                  1.95         9.81  4.97  13.88  46.64  -40.82
 ADVISORS SIGNATURE CLASS (11/01/04)                                             1.60         9.43  4.64  13.64  46.09  -41.04
 SELECT/ /(12/06/00)                                                             2.15        10.06  5.05  14.06  47.05  -40.79
 PREFERRED (12/06/00)                                                            2.33        10.06  5.23  14.36  46.88  -40.33
Alliance Capital Small Cap Growth Composite
/(//1)/
 Russell 2000 Growth Index                                                       5.16        18.37  4.15  14.31  48.53  -30.25
 Morningstar Small Growth Category Average                                       5.27        10.50  5.74  12.09  45.00  -28.42

PARTNERS SMALLCAP GROWTH FUND II/(4)/
 ADVISORS SELECT (12/06/00)                                                      0.60         8.21  6.30  10.39  43.80  -25.71
  ADVISORS PREFERRED (12/06/00)                                                  0.89         8.41  6.44  10.62  44.49  -25.14
 ADVISORS SIGNATURE CLASS (11/01/04)                                             0.55         8.15  6.20  10.14  43.83  -25.29
 SELECT (12/06/00)                                                               1.04         8.58  6.77  10.72  44.59  -25.20
 PREFERRED/ /(12/06/00)                                                          1.19         8.73  6.83  10.77  44.71  -24.90
Emerald Diversified Small Cap Growth Composite /(//3)/
UBS U.S. Small Capitalization Growth Equity Composite /(//2)/
 Russell 2000 Growth Index                                                       5.16        18.37  4.15  14.31  48.53  -30.25
 Morningstar Small Growth Category Average                                       5.27        10.50  5.74  12.09  45.00  -28.42
                                                                               ---------     -----------------------------------

/(//1)/ Alliance Capital began sub-advising the Fund 03/29/03
/(//2)/ UBS began sub-advising the Fund on 04/22/02
/(//3)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
/(//4//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 06/30/06




                                                                                2001    2000   1999   1998    1997
                                                                               -------------------------------------
PARTNERS SMALLCAP BLEND FUND
 ADVISORS SELECT (12/30/02)
  ADVISORS PREFERRED (12/30/02)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (12/30/02)
 PREFERRED (12/30/02)
Mellon SmallCap Blend Composite
 S&P SmallCap 600 Index                                                          6.54   11.80  12.40  -1.31   25.58
 Morningstar Small Blend Category Average                                        8.41   12.84  18.18  -3.64   26.12

PARTNERS SMALLCAP GROWTH FUND I
 ADVISORS SELECT (12/06/00)                                                    -14.43
  ADVISORS PREFERRED (12/06/00)                                                -14.33
 ADVISORS SIGNATURE CLASS (11/01/04)                                           -14.68
 SELECT/ /(12/06/00)                                                           -14.03
 PREFERRED (12/06/00)                                                          -14.03
Alliance Capital Small Cap Growth Composite
/(//1)/
 Russell 2000 Growth Index                                                      -9.23  -22.43  43.09   1.23   12.95
 Morningstar Small Growth Category Average                                      -9.02   -5.71  61.45   4.49   18.19

PARTNERS SMALLCAP GROWTH FUND II/(4)/
 ADVISORS SELECT (12/06/00)                                                    -20.88
  ADVISORS PREFERRED (12/06/00)                                                -20.77
 ADVISORS SIGNATURE CLASS (11/01/04)                                           -21.15
 SELECT (12/06/00)                                                             -20.56
 PREFERRED/ /(12/06/00)                                                        -20.45
Emerald Diversified Small Cap Growth Composite /(//3)/
UBS U.S. Small Capitalization Growth Equity Composite /(//2)/
 Russell 2000 Growth Index                                                      -9.23  -22.43  43.09   1.23   12.95
 Morningstar Small Growth Category Average                                      -9.02   -5.71  61.45   4.49   18.19
                                                                               -------------------------------------

/(//1)/ Alliance Capital began sub-advising the Fund 03/29/03
/(//2)/ UBS began sub-advising the Fund on 04/22/02
/(//3)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
/(//4//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 06/30/06


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                AVERAGE ANNUAL TOTAL RETURNS                                     ANNUAL TOTAL RETURNS
                                  (THROUGH JUNE 30, 2007)                                      (YEAR ENDED DECEMBER 31)

                                                              LIFE
                          YTD    1 YR   3 YR   5 YR   10 YR  OF FUND       2006   2005   2004   2003    2002    2001    2000
                        ----------------------------------------------     ----------------------------------------------------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)               9.23   21.15  13.34    N/A    N/A   12.76         9.85  11.89
 ADVISORS PREFERRED
 (06/01/04)               9.37   21.34  13.53    N/A    N/A   12.94         9.99  12.07
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                        9.15   20.95  13.17    N/A    N/A   12.56         9.66  11.78
 SELECT (06/01/04)        9.49   21.63  13.75    N/A    N/A   13.15        10.22  12.24
 PREFERRED/
 /(06/01/04)              9.54   21.65  13.88    N/A    N/A   13.28        10.38  12.32
Columbus Circle
Investors Small Cap
Growth Composite /(1)/                  23.86  16.94   6.97
Mazama Small-Mid Cap
Growth Composite                               19.04    N/A
 Russell 2500 Growth
 Index                   11.30   19.03  13.60  14.70   7.53   14.10        12.26   8.17  14.59  46.32  -29.09  -10.83  -16.09
 Morningstar Small
 Growth Category
 Average                 10.49   16.28  11.54  12.08   8.42   12.55        10.50   5.74  12.09  45.00  -28.42   -9.02   -5.71

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT
 (03/01/01)               8.45   16.79  13.23  12.74    N/A   12.85        13.27   6.89  17.03  36.81  -10.84
 ADVISORS PREFERRED
 (03/01/01)               8.60   17.03  13.42  12.97    N/A   13.08        13.43   7.08  17.30  37.06  -10.64
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                        8.38   16.60  13.08  12.59    N/A   12.71        13.14   6.70  16.88  36.69  -10.94
 SELECT (03/01/01)        8.62   17.19  13.60  13.14    N/A   13.26        13.64   7.22  17.50  37.35  -10.54
 PREFERRED (03/01/01)     8.72   17.34  13.78  13.33    N/A   13.44        13.84   7.36  17.63  37.63  -10.35
Ark Asset Small Cap                                                    -
Value Composite                                       14.65
 Russell 2000 Value
 Index                    3.80   16.05  15.02  14.61  12.13   14.50        23.48   4.71  22.25  46.02  -11.42   14.02   22.83
 Morningstar Small
 Value Category
 Average                  7.07   16.39  13.83  14.11  11.46   13.89        16.27   6.13  20.58  42.71  -10.25   17.31   16.98

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 (12/30/02)               4.97   13.60  13.85    N/A    N/A   21.40        17.51   5.64  22.21  49.18
 ADVISORS PREFERRED
 (12/30/02)               5.09   13.86  14.06    N/A    N/A   21.61        17.72   5.80  22.47  49.38
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                        4.97   13.51  13.74    N/A    N/A   21.28        17.32   5.52  22.19  48.97
 SELECT (12/30/02)        5.22   14.08  14.28    N/A    N/A   21.87        17.88   6.07  22.72  49.73
 PREFERRED (12/30/02)     5.21   14.19  14.40    N/A    N/A   22.00        18.06   6.18  22.87  49.90
JPMorgan Program US
Structured Small Cap
Value Equity Composite                         16.20    N/A
Mellon Equity SmallCap
Value Composite                                15.56    N/A
 Russell 2000 Value
 Index                    3.80   16.05  15.02  14.61  12.13   21.43        23.48   4.71  22.25  46.02   14.02   22.83   -1.49
 Morningstar Small
 Value Category
 Average                  7.07   16.39  13.83  14.11  11.46   19.77        16.27   6.13  20.58  42.71   17.31   16.98    4.49

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)               5.26   15.63  14.28    N/A    N/A   15.88        19.74   6.87
 ADVISORS PREFERRED
 (06/01/04)               5.38   15.79  14.50    N/A    N/A   16.10        19.91   7.12
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )                        5.17   15.42  14.18    N/A    N/A   15.76        19.59   6.76
 SELECT (06/01/04)        5.44   16.02  14.69    N/A    N/A   16.29        20.05   7.38
 PREFERRED (06/01/04)     5.58   16.20  14.87    N/A    N/A   16.47        20.15   7.54
Dimensional US Small
Cap Value Composite                            18.17  14.96
Vaughan Nelson Small
Capitalization Value
Composite/(2)/                                 16.71  14.63
 Russell 2000 Value
 Index                    3.80   16.05  15.02  14.61  12.13   16.44        23.48   4.71  22.25  46.02  -11.42   14.02   22.83
 Morningstar Small
 Value Category           7.07   16.39  13.83  14.11  11.46   15.14        16.27   6.13  20.58  42.71  -10.25   17.31   16.98
 Average
                        ----------------------------------------------     ----------------------------------------------------

/ //(//1)/
 CCI began sub-advising the
 Fund on 12/15/06
/ //(//2//)/ Vaughan Nelson began co-sub-advising the Fund on 10/03/05




                        1999   1998    1997
                        ---------------------
PARTNERS SMALLCAP
GROWTH FUND III
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED/
 /(06/01/04)
Columbus Circle
Investors Small Cap
Growth Composite /(1)/
Mazama Small-Mid Cap
Growth Composite
 Russell 2500 Growth    55.48   3.10   14.76
 Index
 Morningstar Small      61.45   4.49   18.19
 Growth Category
 Average

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT
 (03/01/01)
 ADVISORS PREFERRED
 (03/01/01)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (03/01/01)
 PREFERRED (03/01/01)
Ark Asset Small Cap
Value Composite
 Russell 2000 Value     -1.49  -6.45   31.78
 Index
 Morningstar Small       4.49  -6.99   30.04
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 (12/30/02)
 ADVISORS PREFERRED
 (12/30/02)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (12/30/02)
 PREFERRED (12/30/02)
JPMorgan Program US
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap
Value Composite
 Russell 2000 Value     -6.45  31.78   21.37
 Index
 Morningstar Small      -6.99  30.04   25.53
 Value Category
 Average

PARTNERS SMALLCAP
VALUE FUND II
 ADVISORS SELECT
 (06/01/04)
 ADVISORS PREFERRED
 (06/01/04)
 ADVISORS SIGNATURE
 CLASS (11/01/04
 )
 SELECT (06/01/04)
 PREFERRED (06/01/04)
Dimensional US Small
Cap Value Composite
Vaughan Nelson Small
Capitalization Value
Composite/(2)/
 Russell 2000 Value     -1.49  -6.45   31.78
 Index
 Morningstar Small       4.49  -6.99   30.04
 Value Category
 Average                ---------------------

/ //(//1)/
 CCI began sub-advising the
 Fund on 12/15/06
/ //(//2//)/ Vaughan Nelson began co-sub-advising the Fund on 10/03/05


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        --------------------------------------------     -------
SMALLCAP BLEND FUND
 ADVISORS SELECT
 (12/06/00)              8.89  16.18  14.40  13.42    N/A   11.59        13.37
 ADVISORS PREFERRED
 (12/06/00)              8.99  16.42  14.60  13.57    N/A   11.77        13.67
 ADVISORS SIGNATURE
 CLASS (11/01/04)        8.79  16.04  14.25  13.22    N/A   11.43        13.23
 SELECT (12/06/00)       9.11  16.60  14.99  13.84    N/A   12.01        14.34
 PREFERRED/
 /(12/06/00)             9.11  16.67  14.94  13.95    N/A   12.12        13.95
 Russell 2000 Index      6.45  16.43  13.45  13.87   9.05   10.11        13.35
 Morningstar Small
 Blend Category
 Average                 8.55  17.02  14.19  13.86  10.82   11.82        15.06

SMALLCAP GROWTH FUND
 ADVISORS SELECT
 (12/06/00)             11.38  16.77  11.57  12.16    N/A    3.48        10.85
 ADVISORS PREFERRED
 (12/06/00)             11.50  16.84  11.68  12.33    N/A    3.64        11.01
 ADVISORS SIGNATURE
 CLASS (11/01/04)       11.42  16.61  11.33  11.98    N/A    3.32        10.60
 SELECT/ /(12/06/00)    11.65  17.17  11.92  12.59    N/A    3.86        11.08
 PREFERRED (12/06/00)   11.69  17.32  12.09  12.71    N/A    3.95        11.42
Principal Global
Investors Small Cap
Growth Equity
Composite                                            5.57
 Russell 2000 Growth
 Index                   9.33  16.83  11.76  13.07   5.28    5.16        18.37
 Morningstar Small
 Growth Category
 Average                10.49  16.28  11.54  12.08   8.42    5.27        10.50

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT
 (12/06/00)              8.10  15.09  13.41  13.31    N/A   11.93        14.10
 ADVISORS PREFERRED
 (12/06/00)              8.22  15.31  13.61  13.46    N/A   12.10        14.27
 ADVISORS SIGNATURE
 CLASS (11/01/04)        8.09  14.96  13.29  13.13    N/A   11.77        13.94
 SELECT/ /(12/06/00)     8.29  15.44  13.80  13.66    N/A   12.30        14.48
 PREFERRED/
 /(12/06/00)             8.39  15.62  13.95  13.82    N/A   12.42        14.60
 S&P SmallCap 600
 Index                   8.56  16.04  14.47  14.35  11.26   11.96        15.12
 Morningstar Small
 Blend Category
 Average                 8.55  17.02  14.19  13.86  10.82   11.82        15.06

SMALLCAP VALUE FUND
 ADVISORS SELECT
 (12/06/00)              2.08  10.17  13.46  14.16    N/A   14.93        17.90
 ADVISORS PREFERRED
 (12/06/00)              2.16  10.39  13.66  14.37    N/A   15.14        18.08
 ADVISORS SIGNATURE
 CLASS (11/01/04)        1.97  10.05  13.30  14.02    N/A   14.78        17.80
 SELECT (12/06/00)       2.21  10.55  13.87  14.57    N/A   15.33        18.36
 PREFERRED/
 /(12/06/00)             2.25  10.71  14.00  14.73    N/A   15.48        18.50
Principal Global
Investors Small Cap
Equity Composite                                    10.75
 Russell 2000 Value
 Index                   3.80  16.05  15.02  14.61  12.13   14.56        23.48
 Morningstar Small
 Value Category          7.07  16.39  13.83  14.11  11.46   13.98        16.27
 Average
                        --------------------------------------------     -------

                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002   2001    2000   1999   1998    1997
                        ----------------------------------------------------------------
SMALLCAP BLEND FUND
 ADVISORS SELECT        8.97  15.59  41.74  -17.51   6.66
 (12/06/00)
 ADVISORS PREFERRED     9.05  15.83  42.00  -17.57   6.97
 (12/06/00)
 ADVISORS SIGNATURE     8.78  15.52  41.57  -17.82   6.65
 CLASS (11/01/04)
 SELECT (12/06/00)      9.35  16.03  42.21  -17.57   7.07
 PREFERRED/             9.47  16.21  42.40  -17.15   7.20
 /(12/06/00)
 Russell 2000 Index     4.55  18.33  47.25  -20.48   2.49   -3.02  21.26  -2.55   22.36
 Morningstar Small      6.62  18.86  42.77  -16.17   8.41   12.84  18.18  -3.64   26.12
 Blend Category
 Average

SMALLCAP GROWTH FUND
 ADVISORS SELECT        3.69  13.70  47.61  -39.61   0.69
 (12/06/00)
 ADVISORS PREFERRED     3.78  14.05  47.71  -39.56   0.92
 (12/06/00)
 ADVISORS SIGNATURE     3.48  13.64  47.26  -39.75   0.61
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    4.10  14.45  48.01  -39.43   1.14
 PREFERRED (12/06/00)   4.20  14.43  48.20  -39.43   1.14
Principal Global
Investors Small Cap
Growth Equity
Composite
 Russell 2000 Growth    4.15  14.31  48.53  -30.25  -9.23  -22.43  43.09   1.23   12.95
 Index
 Morningstar Small      5.74  12.09  45.00  -28.42  -9.02   -5.71  61.45   4.49   18.19
 Growth Category
 Average

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT        6.66  21.34  37.69  -15.60   5.64
 (12/06/00)
 ADVISORS PREFERRED     6.79  21.65  37.50  -15.31   5.83
 (12/06/00)
 ADVISORS SIGNATURE     6.53  21.24  37.08  -15.57   5.50
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    7.03  21.82  37.76  -15.17   6.03
 PREFERRED/             7.15  22.00  37.93  -15.08   6.06
 /(12/06/00)
 S&P SmallCap 600       7.67  22.64  38.77  -14.63   6.54   11.80  12.40  -1.31   25.58
 Index
 Morningstar Small      6.62  18.86  42.77  -16.17   8.41   12.84  18.18  -3.64   26.12
 Blend Category
 Average

SMALLCAP VALUE FUND
 ADVISORS SELECT        8.38  19.10  42.56   -3.36   9.33
 (12/06/00)
 ADVISORS PREFERRED     8.64  19.30  42.75   -3.15   9.52
 (12/06/00)
 ADVISORS SIGNATURE     8.22  18.95  42.32   -3.45   9.18
 CLASS (11/01/04)
 SELECT (12/06/00)      8.77  19.55  43.07   -3.05   9.71
 PREFERRED/             8.93  19.64  43.34   -2.94   9.73
 /(12/06/00)
Principal Global
Investors Small Cap
Equity Composite
 Russell 2000 Value     4.71  22.25  46.02  -11.42  14.02   22.83  -1.49  -6.45   31.78
 Index
 Morningstar Small      6.13  20.58  42.71  -10.25  17.31   16.98   4.49  -6.99   30.04
 Value Category
 Average                ----------------------------------------------------------------



FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)
                                                                         -------

                                                            LIFE
                          YTD     1 YR  3 YR  5 YR  10 YR  OF FUND       2006
                        --------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT
 (12/06/00)                 0.40  5.38  3.33  3.64   N/A    4.44          3.76
 ADVISORS PREFERRED
 (12/06/00)                 0.49  5.55  3.50  3.85   N/A    4.66          4.04
 ADVISORS SIGNATURE
 CLASS (11/01/04)           0.33  5.21  3.17  3.53   N/A    4.34          3.70
 SELECT (12/06/00)          0.57  5.67  3.71  4.28   N/A    5.04          4.17
 PREFERRED (12/06/00)       0.64  5.88  3.82  4.19   N/A    4.99          4.36
Principal Global
Investors Multi Sector
Fixed Income Composite                              6.29
 Lehman Brothers
 Aggregate Bond Index       0.98  6.12  3.98  4.48  6.01    5.33          4.33
 Morningstar
 Intermediate-Term
 Bond Category Average      0.73  5.68  3.66  4.32  5.31    4.93          4.11

GOVERNMENT & HIGH
QUALITY BOND FUND
 ADVISORS SELECT
 (12/06/00)                 0.22  4.40  2.66  2.56   N/A    3.63          3.54
 ADVISORS PREFERRED
 (12/06/00)                 0.31  4.58  2.84  2.74   N/A    3.81          3.72
 ADVISORS SIGNATURE
 CLASS (11/01/04)           0.15  4.34  2.54  2.43   N/A    3.50          3.38
 SELECT/ /(12/06/00)        0.40  4.77  3.03  2.95   N/A    4.03          3.91
 PREFERRED (12/06/00)       0.46  4.89  3.15  3.05   N/A    4.15          4.03
 Lehman Brothers            1.07  5.96  3.94  4.10  5.87
 Government/Mortgage
 Index                                                      4.99          4.33
 Morningstar
 Intermediate
 Government Category
 Average                    0.60  5.00  3.04  3.21  4.94    4.12          3.44

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/
 /(12/06/00)            0.29      4.97  3.10  3.59   N/A    4.41          3.56
 ADVISORS PREFERRED/
 /(12/06/00)                0.38  5.15  3.29  3.80   N/A    4.61          3.74
 ADVISORS SIGNATURE
 CLASS (11/01/04)           0.19  4.78  2.95  3.47   N/A    4.28          3.38
 SELECT (12/06/00)          0.38  5.25  3.47  3.99   N/A    4.80          3.94
 PREFERRED (12/06/00)       0.58  5.47  3.64  4.14   N/A    4.95          4.05
 Lehman Brothers
 Aggregate Bond Index       0.98  6.12  3.98  4.48  6.01    5.33          4.33
 Morningstar
 Intermediate-Term
 Bond Category Average      0.73  5.68  3.66  4.32  5.31    5.93          4.11

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS
 (12/29/04)                 0.93  2.72   N/A   N/A   N/A    1.00         -0.41
 ADVISORS PREFERRED
 CLASS (12/29/04)           0.92  2.89   N/A   N/A   N/A    1.19         -0.09
 ADVISORS SIGNATURE
 CLASS (12/29/04)           0.76  2.49   N/A   N/A   N/A    0.90         -0.29
 SELECT CLASS
 (12/29/04)                 1.01  3.07   N/A   N/A   N/A    1.34          0.05
 PREFERRED CLASS
 (12/29/04)                 1.07  3.18   N/A   N/A   N/A    1.48          0.14
 Lehman Brothers US
 Treasury TIPS Index        1.73  3.99  3.80  6.03   N/A    2.02          0.41
 Morningstar
 Inflation-Protected        1.23  3.15  3.00  5.18  6.05    1.33          0.11
 Bond Category Average
                        --------------------------------------------     -------
                                         ANNUAL TOTAL RETURNS
                                       (YEAR ENDED DECEMBER 31)
                        ---------------------------------------------------------

                                                                           ------

                        2005  2004  2003  2002   2001  2000   1999   1998   1997
                        ---------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT        1.73  3.91  3.38   8.09  6.76
 (12/06/00)
 ADVISORS PREFERRED     1.81  4.08  3.56   8.58  6.94
 (12/06/00)
 ADVISORS SIGNATURE     1.59  3.66  3.24   8.24  6.61
 CLASS (11/01/04)
 SELECT (12/06/00)      2.07  4.32  4.29   9.38  7.05
 PREFERRED (12/06/00)   2.22  4.40  3.88   8.81  7.24
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        2.43  4.34  4.11  10.26  8.42  11.63  -0.82  8.69   9.65
 Aggregate Bond Index
 Morningstar            1.79  3.81  4.92   7.88  7.36   9.45  -1.22  7.42   8.76
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
 ADVISORS SELECT        1.41  2.79  0.94   7.89  6.27
 (12/06/00)
 ADVISORS PREFERRED     1.49  3.08  1.12   7.98  6.55
 (12/06/00)
 ADVISORS SIGNATURE     1.27  2.76  0.81   7.65  6.22
 CLASS (11/01/04)
 SELECT/ /(12/06/00)    1.69  3.27  1.31   8.39  6.73
 PREFERRED (12/06/00)   1.80  3.29  1.53   8.51  6.84
 Lehman Brothers        2.63  4.08  2.73  10.06  7.71  12.29  -0.54  8.72   9.54
 Government/Mortgage
 Index
 Morningstar            1.90  3.39  2.15   9.07  6.84  10.76  -1.44  7.45   8.45
 Intermediate
 Government Category
 Average

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/       1.80  3.60  2.92   9.07  6.62
 /(12/06/00)
 ADVISORS PREFERRED/    2.01  3.78  3.20   9.26  6.80
 /(12/06/00)
 ADVISORS SIGNATURE     1.81  3.36  2.88   8.93  6.47
 CLASS (11/01/04)
 SELECT (12/06/00)      2.23  3.98  3.40   9.47  6.98
 PREFERRED (12/06/00)   2.37  3.99  3.51   9.58  7.30
 Lehman Brothers        2.43  4.34  4.11  10.26  8.42  11.63  -0.82  8.69   9.65
 Aggregate Bond Index
 Morningstar            1.79  3.81  4.92   7.88  7.36   9.45  -1.22  7.42   8.76
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION
FUND
 ADVISORS SELECT CLASS  1.70
 (12/29/04)
 ADVISORS PREFERRED     1.85
 CLASS (12/29/04)
 ADVISORS SIGNATURE     1.49
 CLASS (12/29/04)
 SELECT CLASS           2.01
 (12/29/04)
 PREFERRED CLASS        2.21
 (12/29/04)
 Lehman Brothers US     2.84  8.46  8.39  16.56  7.89  13.18   2.63  3.95
 Treasury TIPS Index
 Morningstar            1.97  7.61  7.63  15.72  7.83  13.16   3.18  4.85   3.76
 Inflation-Protected
 Bond Category Average  ---------------------------------------------------------


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                            AVERAGE ANNUAL TOTAL RETURNS                                   ANNUAL TOTAL RETURNS
                               (THROUGH JUNE 30, 2007)                                   (YEAR ENDED DECEMBER 31)

                                                         LIFE
                                                          OF
                         YTD   1 YR  3 YR  5 YR   10 YR  FUND       2006  2005  2004  2003   2002  2001  2000   1999   1998   1997
                        ---------------------------------------     ---------------------------------------------------------------
MONEY MARKET FUND
 ADVISORS SELECT
 (12/06/00)              2.08  4.28  2.84   1.78   N/A   1.97       3.99  2.17  0.29   0.08  0.72  3.28
 ADVISORS PREFERRED
 (12/06/00)              2.20  4.50  3.04   1.96   N/A   2.15       4.18  2.36  0.44   0.23  0.91  3.45
 ADVISORS SIGNATURE
 CLASS (11/01/04)        2.04  4.16  2.74   1.65   N/A   1.85       3.86  2.13  0.12  -0.08  0.60  3.13
 SELECT (12/06/00)       2.29  4.68  3.23   2.14   N/A   2.34       4.38  2.54  0.63   0.40  1.10  3.65
 PREFERRED (12/06/00)    2.33  4.79  3.35   2.27   N/A   2.47       4.50  2.67  0.75   0.55  1.23  3.78
Principal Global
Investors Money Market
Composite                                         3.77
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index           2.56  5.24  3.78   2.76  3.83   2.95       4.86  3.08  1.30   1.15  1.78  4.45   6.20   4.91  5.33   5.53

PREFERRED SECURITIES
FUND (05/01/02)
 ADVISORS SELECT
 (06/01/04)             -0.74  6.71  4.20   4.62   N/A   4.64       6.27  0.78  3.61   9.89
 ADVISORS PREFERRED
 (06/01/04)             -0.55  7.00  4.43   4.82   N/A   4.85       6.45  0.96  3.79  10.09
 ADVISORS SIGNATURE
 CLASS (11/01/04)       -0.70  6.66  4.04   4.47   N/A   4.50       6.02  0.64  3.43   9.75
 SELECT (06/01/04)      -0.55  6.99  4.56   4.98   N/A   5.01       6.55  1.15  3.98  10.30
 PREFERRED (06/01/04)   -0.49  7.22  4.70   5.13   N/A   5.16       6.77  1.26  4.14  10.43
Spectrum Preferred
Securities Composite                              7.52
 Merrill Lunch Hybrid
 Preferred Securities
 Index                  -2.28  2.99  1.93  -0.81  4.83              7.67  0.46  5.51   9.51  6.63  8.99  17.75  -4.68  7.37
 Morningstar
 Intermediate-Term
 Bond Category Average   0.73  5.68  3.66   4.32  5.31              4.11  1.79  3.81   4.92  7.88  7.36   9.45  -1.22  7.42   8.76

SHORT-TERM BOND FUND
 ADVISORS SELECT
 (12/06/00)              1.63  4.56  2.59   2.74   N/A   3.59       3.77  1.43  0.37   2.01  6.98  6.44
 ADVISORS PREFERRED
 (12/06/00)              1.71  4.81  2.78   3.07   N/A   3.90       4.02  1.59  1.03   2.19  7.37  6.71
 ADVISORS SIGNATURE
 CLASS (11/01/04)        1.56  4.52  2.48   2.76   N/A   3.58       3.73  1.19  0.82   1.87  7.04  6.38
 SELECT/ /(12/06/00)     1.83  5.08  3.02   3.02   N/A   3.90       4.29  1.81  0.84   2.41  6.55  6.89
 PREFERRED (12/06/00)    1.78  4.96  3.09   3.24   N/A   4.10       4.38  1.82  0.96   2.51  7.50  7.01
Principal Global
Investors Limited
Duration Fixed Income
Composite                                         4.91
 Lehman Brothers MF
 (1-3) US Government
 Credit Index            2.16  5.34  3.15   3.19  4.90   4.18       4.25  1.76  1.28   2.82  6.29  8.79   8.07   3.16  6.99   6.66
 Morningstar
 Short-Term Bond
 Category Average        1.72  4.96  2.90   3.05  4.47   3.78       4.01  1.43  1.60   2.39  5.24  7.32   8.14   2.12  6.28   6.51

ULTRA SHORT BOND FUND
 ADVISORS SELECT
 (06/15/01)              1.36  3.77  2.98   2.77   N/A   2.93       4.64  2.16  1.73   2.37  3.37
 ADVISORS PREFERRED
 (06/15/01)              1.55  4.05  3.27   3.01   N/A   3.16       5.03  2.34  1.91   2.53  3.56
 ADVISORS SIGNATURE
 CLASS (11/01/04)        1.30  3.64  2.80   2.44   N/A   2.56       4.51  2.01  1.25   1.80  2.83
 SELECT (06/15/01)       1.55  4.06  3.31   3.11   N/A   3.28       4.93  2.46  2.11   2.73  3.76
 PREFERRED (06/15/01)    2.11  4.80  3.66   3.38   N/A   3.52       5.15  2.67  2.23   2.85  3.88
 6-Month LIBOR Index     2.71  5.57  4.06   2.99  4.20   3.00       5.20  3.33  1.47   1.32  2.06  5.00   6.76   5.44  5.89   5.94
 Morningstar
 Ultrashort Bond         2.11  4.93  3.30   2.67  3.95   2.92       4.69  2.49  1.24   1.56  2.73  5.77   6.72   4.45  5.08   6.18
 Category Average
                        ---------------------------------------     ---------------------------------------------------------------


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS


PRINCIPAL LIFETIME FUNDS

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                         (THROUGH JUNE 30, 2007)

                                                                                                           LIFE
                                                        YTD     1 YR     3 YR      5 YR         10 YR     OF FUND
                                                       --------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                             1.29     7.83     7.03      7.18         N/A      5.63
  ADVISORS PREFERRED (03/01/01)                         1.38     8.04     7.20      7.32         N/A      5.77
 ADVISORS SIGNATURE CLASS (11/01/04)                    1.21     7.68     6.87      7.00         N/A      5.46
 SELECT (03/01/01)                                      1.54     8.32     7.42      7.53         N/A      5.98
 PREFERRED (03/01/01)                                   1.61     8.42     7.58      7.70         N/A      6.15
 S&P 500 Index                                          6.96    20.59    11.67     10.70        7.12      4.88
 Lehman Brothers Aggregate Bond Index                   0.98     6.12     3.98      4.48        6.01      5.06
 Morningstar Target-Date 2000-2014 Category Average     3.82    11.59     6.75      6.48        5.46      5.22

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                             3.61    12.49     9.44      8.91         N/A      6.63
  ADVISORS PREFERRED (03/01/01)                         3.68    12.66     9.66      9.09         N/A      6.82
 ADVISORS SIGNATURE CLASS (11/01/04)                    3.52    12.37     9.29      8.75         N/A      6.49
 SELECT (03/01/01)                                      3.83    12.94     9.88      9.28         N/A      7.02
 PREFERRED/ /(03/01/01)                                 3.83    12.97     9.99      9.42         N/A      7.15
 S&P 500 Index                                          6.96    20.59    11.67     10.70        7.12      4.88
 Lehman Brothers Aggregate Bond Index                   0.98     6.12     3.98      4.48        6.01      5.06
 Morningstar Target-Date 2000-2014 Category Average     3.82    11.59     6.75      6.48        5.46      5.22

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                             5.02    15.57    11.56     10.26         N/A      7.50
  ADVISORS PREFERRED (03/01/01)                         5.15    15.81    11.76     10.49         N/A      7.71
 ADVISORS SIGNATURE CLASS (11/01/04)                    4.92    15.42    11.41     10.15         N/A      7.36
 SELECT/ /(03/01/01)                                    5.22    16.00    11.98     10.70         N/A      7.90
 PREFERRED/ /(03/01/01)                                 5.22    16.12    12.10     10.81         N/A      8.03
 S&P 500 Index                                          6.96    20.59    11.67     10.70        7.12      4.88
 Lehman Brothers Aggregate Bond Index                   0.98     6.12     3.98      4.48        6.01      5.06
 Morningstar Target-Date 2015-2029 Category Average     6.30    16.73     9.95      9.27        6.35      6.26

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                             5.98    17.22    12.52     10.80         N/A      7.50
  ADVISORS PREFERRED (03/01/01)                         6.03    17.43    12.74     11.02         N/A      7.72
 ADVISORS SIGNATURE CLASS (11/01/04)                    5.89    17.01    12.41     10.66         N/A      7.37
 SELECT/ /(03/01/01)                                    6.21    17.61    12.95     11.59/(1)/    N/A      8.20/(1)/
 PREFERRED/ /(03/01/01)                                 6.18    17.75    13.09     11.34         N/A      8.03
 S&P 500 Index                                          6.96    20.59    11.67     10.70        7.12      4.88
 Lehman Brothers Aggregate Bond Index                   0.98     6.12     3.98      4.48        6.01      5.06
 Morningstar Target-Date 2030+ Category Average         7.88    19.59    12.21     10.85        6.66      6.65
                                                       --------------------------------------------------------------

/ //(//1)
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.
                                                                                        ANNUAL TOTAL RETURNS
                                                                                      (YEAR ENDED DECEMBER 31)


                                                        2006     2005    2004      2003          2002      2001     2000
                                                       ---------------------------------------------------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)                              8.35    3.28    10.52     14.43         -2.42
  ADVISORS PREFERRED (03/01/01)                          8.47    3.47    10.45     14.63         -2.25
 ADVISORS SIGNATURE CLASS (11/01/04)                     8.19    3.13    10.16     14.29         -2.55
 SELECT (03/01/01)                                       8.66    3.75    10.66     14.75         -2.06
 PREFERRED (03/01/01)                                    8.86    3.86    10.84     14.98         -1.94
 S&P 500 Index                                          15.79    4.91    10.87     28.67        -11.88    -11.88    -9.11
 Lehman Brothers Aggregate Bond Index                    4.33    2.43     4.34      4.11          8.42      8.42    11.63
 Morningstar Target-Date 2000-2014 Category Average      8.17    3.88     6.78     13.47         -3.92     -0.39     2.73

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)                             11.18    4.73    10.95     17.90         -5.07
  ADVISORS PREFERRED (03/01/01)                         11.36    4.91    11.15     18.11         -4.89
 ADVISORS SIGNATURE CLASS (11/01/04)                    11.06    4.57    10.77     17.75         -5.29
 SELECT (03/01/01)                                      11.56    5.10    11.36     18.22         -4.71
 PREFERRED/ /(03/01/01)                                 11.68    5.30    11.56     18.38         -4.70
 S&P 500 Index                                          15.79    4.91    10.87     28.67        -22.11    -11.88    -9.11
 Lehman Brothers Aggregate Bond Index                    4.33    2.43     4.34      4.11         10.26      8.42    11.63
 Morningstar Target-Date 2000-2014 Category Average      8.17    3.88     6.78     13.47         -3.92     -0.39     2.73

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)                             13.35    6.82    11.50     20.62         -7.68
  ADVISORS PREFERRED (03/01/01)                         13.62    6.99    11.70     20.84         -7.51
 ADVISORS SIGNATURE CLASS (11/01/04)                    13.30    6.64    11.42     20.52         -7.82
 SELECT/ /(03/01/01)                                    13.82    7.27    11.82     21.10         -7.34
 PREFERRED/ /(03/01/01)                                 14.03    7.31    12.01     21.25         -7.24
 S&P 500 Index                                          15.79    4.91    10.87     28.67        -22.11    -11.88    -9.11
 Lehman Brothers Aggregate Bond Index                    4.33    2.43     4.34      4.11         10.26      8.42    11.63
 Morningstar Target-Date 2015-2029 Category Average     11.26    6.21     9.44     21.08        -11.01     -5.88    -3.93

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)                             14.42    7.50    12.06     22.30        -10.72
  ADVISORS PREFERRED (03/01/01)                         14.65    7.76    12.14     22.62        -10.46
 ADVISORS SIGNATURE CLASS (11/01/04)                    14.22    7.53    11.83     22.23        -10.84
 SELECT/ /(03/01/01)                                    14.74    7.98    12.43     24.93/(1)/   -10.39
 PREFERRED/ /(03/01/01)                                 14.99    8.18    12.49     22.88        -10.28
 S&P 500 Index                                          15.79    4.91    10.87     28.67        -22.11    -11.88    -9.11
 Lehman Brothers Aggregate Bond Index                    4.33    2.43     4.34      4.11         10.26      8.42    11.63
 Morningstar Target-Date 2030+ Category Average         11.26    7.53    11.36     25.38        -15.61     -9.54    -8.02
                                                       ---------------------------------------------------------------------

/ //(//1)
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.




                                                        1999     1998      1997
                                                       ---------------------------
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED (03/01/01)
 S&P 500 Index                                          21.04    28.58     33.36
 Lehman Brothers Aggregate Bond Index                   -0.82     8.69      9.65
 Morningstar Target-Date 2000-2014 Category Average      8.72    13.31     14.71

PRINCIPAL LIFETIME 2010 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT (03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                          21.04    28.58     33.36
 Lehman Brothers Aggregate Bond Index                   -0.82     8.69      9.65
 Morningstar Target-Date 2000-2014 Category Average      8.72    13.31     14.71

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                          21.04    28.58     33.36
 Lehman Brothers Aggregate Bond Index                   -0.82     8.69      9.65
 Morningstar Target-Date 2015-2029 Category Average     15.14    20.01     20.86

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT (03/01/01)
  ADVISORS PREFERRED (03/01/01)
 ADVISORS SIGNATURE CLASS (11/01/04)
 SELECT/ /(03/01/01)
 PREFERRED/ /(03/01/01)
 S&P 500 Index                                          21.04    28.58     33.36
 Lehman Brothers Aggregate Bond Index                   -0.82     8.69      9.65
 Morningstar Target-Date 2030+ Category Average         19.26    23.59     24.80
                                                       ---------------------------

/ //(//1)
 /During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS


PRINCIPAL LIFETIME FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT
 (03/01/01)             6.67  18.26  12.98  10.97   N/A    7.78         14.73
 ADVISORS PREFERRED
 (03/01/01)             6.74  18.47  13.19  11.13   N/A    7.95         14.94
 ADVISORS SIGNATURE
 CLASS (11/01/04)       6.58  18.06  12.81  10.76   N/A    7.60         14.63
 SELECT/ /(03/01/01)    6.89  18.75  13.42  11.33   N/A    8.14         15.15
 PREFERRED (03/01/01)   6.94  18.82  13.57  11.48   N/A    8.30         15.33
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33
 Morningstar
 Target-Date 2030+
 Category Average       7.88  19.59  12.21  10.85  6.66    6.65         11.26

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT
 (03/01/01)             6.87  18.68  13.40  11.06   N/A    7.20         15.24
 ADVISORS PREFERRED
 (03/01/01)             6.86  18.86  13.56  11.25   N/A    7.38         15.53
 ADVISORS SIGNATURE
 CLASS (11/01/04)       6.77  18.57  13.26  10.92   N/A    7.02         15.14
 SELECT/ /(03/01/01)    6.99  19.12  13.84  11.46   N/A    7.58         15.72
 PREFERRED/
 /(03/01/01)            7.06  19.33  13.95  11.59   N/A    7.71         15.83
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33
 Morningstar
 Target-Date 2030+      7.88  19.59  12.21  10.85  6.66    6.65         14.12
 Category Average
                        -------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001   2000   1999   1998    1997
                        ----------------------------------------------------------------
PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT        7.96  12.24  23.76  -13.25
 (03/01/01)
 ADVISORS PREFERRED     8.16  12.46  23.75  -13.09
 (03/01/01)
 ADVISORS SIGNATURE     7.80  12.00  23.40  -13.37
 CLASS (11/01/04)
 SELECT/ /(03/01/01)    8.36  12.59  24.01  -13.03
 PREFERRED (03/01/01)   8.47  12.77  24.14  -12.82
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            7.53  11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT        8.56  12.38  25.55  -16.31
 (03/01/01)
 ADVISORS PREFERRED     8.75  12.60  25.80  -16.26
 (03/01/01)
 ADVISORS SIGNATURE     8.31  12.38  25.34  -16.46
 CLASS (11/01/04)
 SELECT/ /(03/01/01)    8.94  12.82  26.03  -16.01
 PREFERRED/             9.15  12.94  26.06  -15.91
 /(03/01/01)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            7.53  11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average       ----------------------------------------------------------------


FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS


STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
SAM BALANCED PORTFOLIO
(07/25/1996)
 ADVISORS SELECT
 (01/16/2007)           4.96  14.26   8.98   9.20  8.20    8.85         10.23
 ADVISORS PREFERRED
 (01/16/2007)           5.06  14.43   9.10   9.29  8.28    8.94         10.36
 ADVISORS SIGNATURE
 (01/16/2007)           4.89  14.10   8.84   9.06  8.06    8.71         10.09
 SELECT (01/16/2007)    5.16  14.54   9.14   9.31  8.29    8.95         10.36
 PREFERRED
 (01/16/2007)           5.23  14.61   9.16   9.32  8.30    8.95         10.36
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    9.91         15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    6.23          4.33
 60% S&P 500 Index/40%
 Lehman Brothers
 Aggregate Bond Index   4.61  14.72   8.68   8.52  7.09    8.76         11.20
 Morningstar Moderate
 Allocation Category
 Average                5.51  14.94   9.61   8.93  6.70    8.17         11.26

SAM CONSERVATIVE
BALANCED
PORTFOLIO(07/25/1996)
 ADVISORS SELECT
 (01/16/2007)           3.68  11.43   7.26   7.68  5.41    5.61          8.60
 ADVISORS PREFERRED
 (01/16/2007)           3.77  11.56   7.32   7.73  5.47    5.67          8.66
 ADVISORS SIGNATURE
 (01/16/2007)           3.60  11.27   7.11   7.55  5.30    5.49          8.46
 SELECT (01/16/2007)    3.87  11.67   7.36   7.75  5.48    5.68          8.66
 PREFERRED
 (01/16/2007)           3.94  11.74   7.38   7.76  5.49    5.69          8.66
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    9.91         15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    6.23          4.33
 40% S&P Index and 60%
 Lehman Brothers
 Aggregate Bond Index   3.41  11.83   7.14   7.28  6.86    8.01          8.91
 Morningstar
 Conservative
 Allocation Category
 Average                3.19  10.04   6.51   6.66  5.48    6.19          8.17

SAM CONSERVATIVE
GROWTH PORTFOLIO
(07/25/1996)
 ADVISORS SELECT
 (01/16/2007)           6.28  16.92  10.60  10.63  8.93    9.47         11.79
 ADVISORS PREFERRED
 (01/16/2007)           6.34  17.05  10.68  10.68  9.00    9.54         11.89
 ADVISORS SIGNATURE
 (01/16/2007)           6.21  16.77  10.46  10.48  8.79    9.33         11.64
 SELECT (01/16/2007)    6.46  17.18  10.72  10.70  9.01    9.56         11.89
 PREFERRED
 (01/16/2007)           6.52  17.25  10.75  10.72  9.02    9.56         11.89
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    9.91         15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    6.23          4.33
 80% S&P 500 Index and
 20% Lehman Brothers
 Aggregate Bond Index   5.79  17.64  10.19   9.67  7.17    9.39         13.50
 Morningstar Moderate
 Allocation Category    5.51  14.94   9.61   8.93  6.70    8.17         11.26
 Average
                        -------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001   2000   1999   1998    1997
                        ----------------------------------------------------------------
SAM BALANCED PORTFOLIO
(07/25/1996)
 ADVISORS SELECT        5.12   9.18  21.32   -9.45   -0.53   0.17  26.85  15.97   10.14
 (01/16/2007)
 ADVISORS PREFERRED     5.21   9.23  21.34   -9.41   -0.50   0.20  26.97  16.13   10.29
 (01/16/2007)
 ADVISORS SIGNATURE     4.98   9.04  21.16   -9.56   -0.66   0.03  26.68  15.82    9.99
 (01/16/2007)
 SELECT (01/16/2007)    5.21   9.23  21.34   -9.41   -0.50   0.20  26.97  16.13   10.29
 PREFERRED              5.21   9.23  21.34   -9.41   -0.50   0.20  26.97  16.13   10.29
 (01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 60% S&P 500 Index/40%  4.00   8.35  18.47   -9.95   -3.75  -0.85  11.97  21.01   23.61
 Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average

SAM CONSERVATIVE
BALANCED
PORTFOLIO(07/25/1996)
 ADVISORS SELECT        3.78   7.37  15.97   -2.99    2.21   3.96   1.87   5.16    8.12
 (01/16/2007)
 ADVISORS PREFERRED     3.80   7.38  15.98   -2.98    2.21   4.01   1.98   5.29    8.26
 (01/16/2007)
 ADVISORS SIGNATURE     3.64   7.23  15.82   -3.03    2.21   3.84   1.74   5.02    7.98
 (01/16/2007)
 SELECT (01/16/2007)    3.80   7.38  15.98   -2.98    2.21   4.01   1.98   5.29    8.26
 PREFERRED              3.80   7.38  15.98   -2.98    2.21   4.01   1.98   5.29    8.26
 (01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 40% S&P Index and 60%  3.50   7.03  13.56   -3.47    0.30   3.31   7.61  16.97   18.86
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM CONSERVATIVE
GROWTH PORTFOLIO
(07/25/1996)
 ADVISORS SELECT        6.18  10.86  26.96  -15.72   -4.24  -3.00  40.15  18.66    8.52
 (01/16/2007)
 ADVISORS PREFERRED     6.24  10.88  26.97  -15.70   -4.20  -2.96  40.28  18.82    8.68
 (01/16/2007)
 ADVISORS SIGNATURE     6.04  10.72  26.80  -15.83   -4.36  -3.13  39.97  18.51    8.38
 (01/16/2007)
 SELECT (01/16/2007)    6.24  10.88  26.97  -15.70   -4.20  -2.96  40.28  18.82    8.68
 PREFERRED              6.24  10.88  26.97  -15.70   -4.20  -2.96  40.28  18.82    8.68
 (01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 80% S&P 500 Index and  4.47   9.62  23.52  -16.16   -7.81  -4.97  16.47  24.85   28.45
 20% Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average                ----------------------------------------------------------------

                                                                             \
FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS


STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                        -------------------------------------------     -------
SAM FLEXIBLE INCOME
PORTFOLIO (07/25/1996)
 ADVISORS SELECT
 (01/16/2007)           2.24   8.43   5.34   6.12  6.25     6.75         6.64
 ADVISORS PREFERRED
 (01/16/2007)           2.24   8.47   5.39   6.15  6.30     6.81         6.70
 ADVISORS SIGNATURE
 (01/16/2007)           2.08   8.19   5.18   5.96  6.10     6.60         6.50
 SELECT (01/16/2007)    2.34   8.57   5.42   6.17  6.31     6.82         6.70
 PREFERRED
 (01/16/2007)           2.41   8.64   5.44   6.18  6.32     6.82         6.70
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 20% S&P Index and 80%
 Lehman Brothers
 Aggregate Bond Index   2.20   8.96   5.58   5.93  6.50     7.17         6.62
 Morningstar
 Conservative
 Allocation Category
 Average                3.19  10.04   6.51   6.66  5.48     6.19         8.17

SAM STRATEGIC GROWTH
PORTFOLIO(07/25/1996)
 ADVISORS SELECT
 (01/16/2007)           6.93  18.33  11.53  11.34  9.36    10.28        12.70
 ADVISORS PREFERRED
 (01/16/2007)           7.04  18.48  11.58  11.38  9.41    10.34        12.75
 ADVISORS SIGNATURE
 (01/16/2007)           6.87  18.19  11.40  11.23  9.24    10.16        12.56
 SELECT (01/16/2007)    7.15  18.60  11.62  11.40  9.42    10.35        12.75
 PREFERRED
 (01/16/2007)           7.21  18.66  11.64  11.41  9.42    10.36        12.75
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 Russell 3000 Index     7.11  20.07  12.44  11.52  7.61    10.14        15.72
 Morningstar Large
 Blend Category         7.34  19.50  11.70  10.29  6.96     9.57        14.12
 Average
                        -------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001   2000   1999   1998    1997
                        ----------------------------------------------------------------
SAM FLEXIBLE INCOME
PORTFOLIO (07/25/1996)
 ADVISORS SELECT        2.62   5.70  12.08    1.04    4.35   5.06   8.47   9.08   10.03
 (01/16/2007)
 ADVISORS PREFERRED     2.66   5.73  12.08    1.04    4.35   5.11   8.58   9.23   10.19
 (01/16/2007)
 ADVISORS SIGNATURE     2.49   5.57  11.93    0.90    4.21   4.92   8.33   8.94    9.89
 (01/16/2007)
 SELECT (01/16/2007)    2.66   5.73  12.08    1.04    4.35   5.11   8.58   9.23   10.19
 PREFERRED              2.66   5.73  12.08    1.04    4.35   5.11   8.58   9.23   10.19
 (01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 20% S&P Index and 80%  2.98   5.69   8.78    3.26    4.40   7.46   3.34  12.86   14.21
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM STRATEGIC GROWTH
PORTFOLIO(07/25/1996)
 ADVISORS SELECT        6.97  11.92  31.27  -20.84   -6.69  -4.43  44.35  22.44   12.20
 (01/16/2007)
 ADVISORS PREFERRED     6.98  11.92  31.27  -20.84   -6.69  -4.43  44.48  22.63   12.38
 (01/16/2007)
 ADVISORS SIGNATURE     6.84  11.84  31.19  -20.93   -6.81  -4.55  44.46  22.28   12.06
 (01/16/2007)
 SELECT (01/16/2007)    6.98  11.92  31.27  -20.84   -6.69  -4.43  44.48  22.63   12.38
 PREFERRED              6.98  11.92  31.27  -20.84   -6.69  -4.43  44.48  22.63   12.38
 (01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -11.88  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11    8.42    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Russell 3000 Index     4.91  10.88  28.68  -22.10  -11.89  -9.10  21.04  28.58   33.36
 Morningstar Large      5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95   27.43
 Blend Category
 Average                ----------------------------------------------------------------

                                                                             \
FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - REAL ESTATE FUNDS

                                              AVERAGE ANNUAL TOTAL RETURNS
                                                (THROUGH JUNE 30, 2007)

                                                                           LIFE
                                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                                       --------------------------------------------     -------

REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)
                                       -9.61  6.36   21.26  19.21  N/A    18.57         35.46
  ADVISORS PREFERRED (12/06/00)
                                       -9.57  6.50   21.46  19.56  N/A    18.88         35.76
 ADVISORS SIGNATURE CLASS (11/01/04)
                                       -9.67  6.21   21.10  19.20  N/A    18.52         35.28
 SELECT/ /(12/06/00)
                                       -9.46  6.74   21.73  19.63  N/A    18.99         36.01
 PREFERRED/ /(12/06/00)
                                       -9.40  6.87   21.87  19.81  N/A    19.12         36.16
 MSCI US REIT Index
                                       -6.45  12.05  21.24  18.52  13.01  18.40         35.92
 Morningstar Specialty - Real Estate   -4.54  13.15  20.59  18.83  13.24  18.43         33.61
 Category Average
                                       --------------------------------------------     -------
                                                           ANNUAL TOTAL RETURNS
                                                         (YEAR ENDED DECEMBER 31)


                                       2005   2004   2003   2002  2001   2000   1999    1998    1997
                                       ---------------------------------------------------------------

REAL ESTATE SECURITIES FUND
 ADVISORS SELECT (12/06/00)
                                       14.80  33.08  37.35  7.05  7.49
  ADVISORS PREFERRED (12/06/00)
                                       14.92  33.34  37.50  7.97  7.68
 ADVISORS SIGNATURE CLASS (11/01/04)
                                       14.66  32.88  37.08  7.64  7.35
 SELECT/ /(12/06/00)
                                       15.22  33.51  37.73  7.52  7.88
 PREFERRED/ /(12/06/00)
                                       15.36  33.68  38.05  7.56  7.92
 MSCI US REIT Index                    12.52  31.49  36.74  3.64  12.83  26.81  -4.55  -16.90  18.58
 Morningstar Specialty - Real Estate   11.59  31.88  36.89  4.10  8.93   25.83  -3.35  -15.79  23.05
 Category Average                      ---------------------------------------------------------------


PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                        (THROUGH JUNE 30, 2007)

                                                                                   LIFE
                                                YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
                                               --------------------------------------------     -------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    11.84  27.51  26.90  18.90    N/A    9.28        27.01
  ADVISORS PREFERRED (12/06/00)                11.99  27.73  27.05  19.10    N/A    9.49        27.06
 ADVISORS SIGNATURE CLASS (11/01/04)           11.92  27.44  26.72  18.77    N/A    9.17        26.67
 SELECT (12/06/00)                             12.14  27.93  27.15  19.55    N/A    9.85        27.23
 PREFERRED (12/06/00)                          12.18  28.10  27.41  19.55    N/A    9.85        27.48
Principal Global Investors Diversified
International Equity Composite                                              9.21
 Citigroup BMI Global ex-US Index              13.07  30.84  25.86  21.04   9.54   12.14        27.28
 Morningstar Foreign Large Blend Category
 Average                                       10.72  26.76  21.74  16.02   7.15    7.74        24.80

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    20.16  48.15  42.16  31.04    N/A   22.42        36.29
  ADVISORS PREFERRED (12/06/00)                20.26  48.45  42.43  31.27    N/A   22.63        36.52
 ADVISORS SIGNATURE CLASS (11/01/04)           20.12  47.99  41.98  30.86    N/A   22.25        36.09
 SELECT/ /(12/06/00)                           20.41  48.69  42.72  31.55    N/A   22.89        36.81
 PREFERRED/ /(12/06/00)                        20.47  48.85  42.84  31.67    N/A   22.97        36.94
Principal Global Investors Emerging Markets
Equity Composite                                                           12.61
 MSCI Emerging Markets Free Index - NDTR       17.55  44.99  38.20  30.23    N/A   22.41        32.17
 Morningstar Diversified Emerging Markets
 Category Average                              17.73  45.91  36.94  28.82   9.84   21.88        32.36

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    11.53  24.63  24.84  18.42    N/A    9.55        23.42
  ADVISORS PREFERRED (12/06/00)                11.54  24.80  25.03  19.47    N/A   10.34        23.60
 ADVISORS SIGNATURE CLASS (11/01/04)           11.44  24.38  24.67  18.31    N/A    9.43        23.24
 SELECT/ /(12/06/00)                           11.69  24.99  25.37  18.92    N/A    9.99        23.85
 PREFERRED/ /(12/06/00)                        11.74  25.23  25.45  19.07    N/A   10.11        24.01
 CITI World Ex-US BMI Growth Index             11.77  25.66  22.82  18.30   7.73    8.09        23.69
 Morningstar Specialty - Foreign Large Growth  10.65  27.20  21.09  15.80   7.02    7.30        23.78
 Category
                                               --------------------------------------------     -------
                                                                     ANNUAL TOTAL RETURNS
                                                                   (YEAR ENDED DECEMBER 31)


                                               2005   2004   2003    2002    2001    2000   1999    1998    1997
                                               -------------------------------------------------------------------
DIVERSIFIED INTERNATIONAL FUND
 ADVISORS SELECT (12/06/00)                    23.02  19.37  33.09  -17.13  -24.95
  ADVISORS PREFERRED (12/06/00)                23.20  19.53  33.34  -16.84  -24.76
 ADVISORS SIGNATURE CLASS (11/01/04)           22.86  19.18  32.93  -17.09  -25.00
 SELECT (12/06/00)                             23.00  19.92  35.20  -16.68  -24.70
 PREFERRED (12/06/00)                          23.51  19.93  33.80  -16.34  -24.70
Principal Global Investors Diversified
International Equity Composite
 Citigroup BMI Global ex-US Index              19.59  22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27    2.62
 Morningstar Foreign Large Blend Category      14.55  17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55    5.99
 Average

INTERNATIONAL EMERGING MARKETS FUND
 ADVISORS SELECT (12/06/00)                    34.91  24.93  55.86   -7.59   -4.06
  ADVISORS PREFERRED (12/06/00)                35.18  25.18  56.17   -7.39   -3.98
 ADVISORS SIGNATURE CLASS (11/01/04)           34.70  24.79  55.69   -7.68   -4.28
 SELECT/ /(12/06/00)                           35.44  25.48  56.28   -7.18   -3.70
 PREFERRED/ /(12/06/00)                        35.52  25.54  56.57   -7.08   -3.68
Principal Global Investors Emerging Markets
Equity Composite
 MSCI Emerging Markets Free Index - NDTR       30.31  25.56  55.82   -6.18   -2.61
 Morningstar Diversified Emerging Markets      31.64  23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03   -3.68
 Category Average

INTERNATIONAL GROWTH FUND
 ADVISORS SELECT (12/06/00)                    21.41  21.83  37.85  -16.84  -21.75
  ADVISORS PREFERRED (12/06/00)                21.71  22.10  38.13  -13.78  -21.51
 ADVISORS SIGNATURE CLASS (11/01/04)           21.26  21.69  37.76  -16.92  -21.76
 SELECT/ /(12/06/00)                           21.89  22.54  38.33  -16.46  -21.46
 PREFERRED/ /(12/06/00)                        22.07  22.50  38.80  -16.35  -21.46
 CITI World Ex-US BMI Growth Index             17.18  19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63    3.91
 Morningstar Specialty - Foreign Large Growth  15.27  15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80    6.99
 Category                                      -------------------------------------------------------------------

FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                           (THROUGH JUNE 30, 2007)

                                                                                        LIFE
                                                YTD     1 YR    3 YR    5 YR   10 YR   OF FUND       2006   2005
                                               -------------------------------------------------     --------------
PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)                      5.38   16.07     N/A     N/A     N/A   13.14        15.57
  ADVISORS PREFERRED (03/01/05)                  5.47   16.18     N/A     N/A     N/A   13.18        15.70
 ADVISORS SIGNATURE CLASS (03/01/05)             5.33   15.87     N/A     N/A     N/A   12.85        15.35
 SELECT/ /(03/01/05)                             5.64   16.49     N/A     N/A     N/A   13.40        15.93
 PREFERRED/ /(03/01/05)                          5.56   16.35     N/A     N/A     N/A   13.44        15.98
JP Morgan Global Equity (Segment) Composite                     14.80   12.41    6.42
 MSCI World Index - ND                         -81.99  -80.11  -37.40  -21.94  -12.21   16.92        20.07   9.49
 Morningstar World Stock Category Average       10.29   24.38   18.00   14.82    8.45   17.55        19.52   2.49

PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (06/01/04)                     11.00   27.36   21.44     N/A     N/A   19.90        25.58  12.80
  ADVISORS PREFERRED (06/01/04)                 11.06   27.64   21.63     N/A     N/A   20.09        25.88  12.90
 ADVISORS SIGNATURE CLASS (11/01/04)            10.90   27.21   21.33     N/A     N/A   19.77        25.51  12.55
 SELECT (06/01/04)                              11.17   27.87   21.89     N/A     N/A   20.34        26.14  13.18
 PREFERRED/ /(06/01/04)                         11.31   28.01   22.02     N/A     N/A   20.46        26.21  13.32
Fidelity International Composite                                        18.11    9.12
 MSCI EAFE (Europe, Australia, Far East)
 Index - ND                                     10.74   27.00   22.24   17.72    7.66                26.34  13.54
 Morningstar Foreign Large Blend Category       10.72   26.76   21.74   16.02    7.15                24.80  14.55
 Average
                                               -------------------------------------------------            -------

                                                                 ANNUAL TOTAL RETURNS
                                                               (YEAR ENDED DECEMBER 31)

                                                                                                   -------

                                               2004   2003    2002    2001    2000   1999   2006    1997
                                               -----------------------------------------------------------
PARTNERS GLOBAL EQUITY GROWTH FUND
 ADVISORS SELECT (03/01/05)
  ADVISORS PREFERRED (03/01/05)
 ADVISORS SIGNATURE CLASS (03/01/05)
 SELECT/ /(03/01/05)
 PREFERRED/ /(03/01/05)
JP Morgan Global Equity (Segment) Composite
 MSCI World Index - ND                         14.72  33.11  -19.89  -16.89  -13.18  24.93  24.34   15.76
 Morningstar World Stock Category Average      15.06  34.82  -18.57  -15.95   -8.24  40.38  13.56   13.91

PARTNERS INTERNATIONAL FUND (12/29/03)
 ADVISORS SELECT (06/01/04)                    19.64
  ADVISORS PREFERRED (06/01/04)                19.85
 ADVISORS SIGNATURE CLASS (11/01/04)           19.62
 SELECT (06/01/04)                             20.06
 PREFERRED/ /(06/01/04)                        20.13
Fidelity International Composite
 MSCI EAFE (Europe, Australia, Far East)       20.25  38.59  -15.94  -21.44  -14.17  26.96  20.00    1.78
 Index - ND
 Morningstar Foreign Large Blend Category      17.59  33.32  -19.15  -24.36  -20.88  52.48  14.80    6.99
 Average                                       -----------------------------------------------------------







(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. FV 293 Q-26
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.